ACQUISITIONS - Northern Ireland Wind (Details) - Northern Ireland Wind £ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 GBP (£)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value		$ 28	£ 22
Percentage of voting equity interests retained by Brookfield		40.00%	40.00%
Acquisition costs (less than)	$ 1